Subsequent Events-Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
January 6, 2015, Dividend declared for fourth quarter of 2014 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.28
Date of payment of dividends	Feb. 04, 2015
Dividends date of record	Jan. 21, 2015
January 5, 2015, Series B Preferred Stock Dividend declared for period October 15, 2014 to January 14, 2015 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.476563
Dividends Payable	$ 953
Date of payment of dividends	Jan. 15, 2015
Preferred stock dividend rate	7.625%
January 5, 2015, Series C Preferred Stock Dividend declared for period October 15, 2014 to January 14, 2015 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.53125
Dividends Payable	$ 2,125
Date of payment of dividends	Jan. 15, 2015
Preferred stock dividend rate	8.50%
Amendment and restatement of Group Management Agreement [Member]
Subsequent Event [Line Items]
Amended and restated Group Management Agreement additional information	On March 3, 2015, the Company entered into an amended and restated management agreement with Costamare Shipping (Note 3(a)) which, among other things, (i) increases the flat fee for the supervision of newbuild vessels to $787.4 per vessel (from $700.0) and removes the annual 4% increase in such fee, (ii) beginning in the first quarter of 2015, provides for an annual fee payable to Costamare Shipping quarterly in arrears of (x) 2,500.0 and (y) 598,400 shares (which is equal to 0.8% of the issued and outstanding Company common stock as of January 1, 2015), which fee includes payment for the services of our executive officers (prior to 2015, the Company paid Costamare Shipping $1,000.0 annually for such services) and (iii) changes the term of the agreement such that it automatically renews for 10 consecutive one-year periods until December 31, 2025 (rather than five consecutive periods until December 31, 2020).